ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Oct. 31, 2020 subsidiary	Dec. 31, 2019 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Impact of the adoption of ASU 2016-13 on retained earnings			$ 5,614
Additions from associates	3,361
Sale of subsidiary	(1,575)
Change in allowance recorded in 'other financial items'	1,771
Ending balance	$ 9,171
Number equity method investments consolidated | subsidiary		2
River Box | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Ownership percentage of disposed assets	50.10%
Trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Impact of the adoption of ASU 2016-13 on retained earnings			19
Change in allowance recorded in 'other financial items'	14
Ending balance	33
Other receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Impact of the adoption of ASU 2016-13 on retained earnings			580
Change in allowance recorded in 'other financial items'	301
Ending balance	881
Related Party receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Impact of the adoption of ASU 2016-13 on retained earnings			206
Additions from associates	1,336
Change in allowance recorded in 'other financial items'	431
Ending balance	1,973
Investment in sales-type, direct financing leases and leaseback assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Impact of the adoption of ASU 2016-13 on retained earnings			4,799
Additions from associates	2,025
Sale of subsidiary	(1,575)
Change in allowance recorded in 'other financial items'	(859)
Ending balance	4,390
Other long-term assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0
Impact of the adoption of ASU 2016-13 on retained earnings			$ 10
Change in allowance recorded in 'other financial items'	1,884
Ending balance	$ 1,894